Liquidity And Going Concern (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 10, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Liquidity And Going Concern [Abstract]
Net loss			$ (4,066)	$ (6,873)	$ (12,330)	$ (19,578)
Net cash used in operating activities			(1,609)	$ (6,101)	(7,702)	(4,777)
Accumulated deficit			(437,478)		(433,412)	(421,361)
Cash and cash equivalents			846		$ 1,030	$ 1,627
Proceeds from debt	$ 300		$ 1,400
Net Proceeds		$ 3,000